[logo] PIONEER Investments(R)

June 19, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Pioneer Series Trust III

(File Nos. 333-120144 and 811-21664)

CIK No. 0001306349

Ladies and Gentlemen:

On behalf of Pioneer Seriest Trust III, a Delaware statutory trust (the “Trust”), and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Disciplined Value Fund (formerly, Pioneer Fundamental Value Fund) (the “Fund”). These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated November 1, 2012 (as revised June 10, 2013), as filed under Rule 497(e) on JUne 10, 2013 (SEC Accession Number 0001306349-13-000014).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
Thomas Reyes
Assistant Secretary

cc:	Jeremy B. Kantrowitz, Esq.

Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109-1820

“Member of the UniCredit S.p.A. banking group”

PIONEER DISCIPLINED VALUE FUND

(A SERIES of PIONEER SERIES TRUST III)

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase